Derivative Financial Instruments and Hedge Accounting (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	$ 377,131,597	$ 241,467,084	$ 177,224,139
Fair Value Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,174,436	9,745,718	7,795,629
Fair Value Hedges [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	14,628,050	7,983,106	6,078,473
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,546,386	1,762,612	1,717,156
Fair Value Hedges [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,834,450	2,806,662
Fair Value Hedges [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	650,000
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	400,296	172,072
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,728	3,779
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	186,843	174,440
Fair Value Hedges [Member] | Debt Instrument At FVOCI [Member] | Chilean Central Bank bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	254,685	449,730
Fair Value Hedges [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	289,369	524,859
Fair Value Hedges [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,192,695	486,013	137,985
Fair Value Hedges [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,363,370	5,128,163	4,382,487
Fair Value Hedges [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,970,240	1,848,509	878,686
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,270,992	1,276,909	715,701
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	699,248	571,600	162,985
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	633,300	653,872
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instrument At FVOCI [Member] | Chilean Central Bank bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Due Within 1 Year [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	685,259	486,013	137,985
Fair Value Hedges [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	651,681	708,624	25,000
Fair Value Hedges [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,751,437	3,144,709	2,440,933
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,791,437	2,794,709	1,512,238
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	960,000	350,000	928,695
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,189,036	1,272,382
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	600,000
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,728
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instrument At FVOCI [Member] | Chilean Central Bank bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	254,685	449,730
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	289,369	304,818
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	281,921
Fair Value Hedges [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,133,698	1,117,779	1,399,686
Fair Value Hedges [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,229,726	1,578,840	1,994,389
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,774,647	1,228,840	1,813,221
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	455,079	350,000	181,168
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,545,240	276,590
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	50,000
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	5,605
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		3,779
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	149,474
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instrument At FVOCI [Member] | Chilean Central Bank bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	225,515
Fair Value Hedges [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,253,892	1,298,471	670,488
Fair Value Hedges [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,223,033	3,173,660	2,481,621
Fair Value Hedges [Member] | Over 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,790,974	2,682,648	2,037,313
Fair Value Hedges [Member] | Over 6 years [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	432,059	491,012	444,308
Fair Value Hedges [Member] | Over 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,466,874	603,818
Fair Value Hedges [Member] | Over 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	394,691	172,072
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Mortgage financing bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Treasury bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	37,369	174,440
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instrument At FVOCI [Member] | Chilean Central Bank bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Chiliean Treasury Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		220,041
Fair Value Hedges [Member] | Over 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,324,099	2,003,289	2,287,313
Cash Flow Hedge [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	16,939,379	13,456,422	9,751,673
Cash Flow Hedge [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	15,053,362	13,082,521	8,731,598
Cash Flow Hedge [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,886,017	373,901	1,020,075
Cash Flow Hedge [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,972,447	8,843,999
Cash Flow Hedge [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		109,585
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		166,628
Cash Flow Hedge [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	82,727	246,306
Cash Flow Hedge [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,722,163	666,823	1,070,524
Cash Flow Hedge [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,722,163	1,658,733	888,077
Cash Flow Hedge [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	969,374	1,764,348	1,322,362
Cash Flow Hedge [Member] | Due Within 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	5,322,890	4,265,212	3,079,107
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,205,129	3,891,311	2,059,032
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,117,761	373,901	1,020,075
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,334,734	1,890,696
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		109,585
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	358,118		120,520
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	803,596	500,583	241,183
Cash Flow Hedge [Member] | Due Within 1 Year [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	826,442	1,764,348	919,448
Cash Flow Hedge [Member] | Between 1 and 3 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,686,405	3,746,437	1,755,144
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,918,149	3,746,437	1,755,144
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	768,256
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,505,595	3,026,824
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	341,283	666,823	647,550
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,696,595	52,790	121,619
Cash Flow Hedge [Member] | Between 1 and 3 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	142,932		402,914
Cash Flow Hedge [Member] | Between 3 and 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,497,630	2,473,962	2,130,105
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,497,630	2,473,962	2,130,105
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,995,156	1,459,389
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		166,628
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	82,727	246,306
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,152,461		302,454
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,152,461	601,639	224,401
Cash Flow Hedge [Member] | Between 3 and 6 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,332,454	2,970,811	2,787,317
Cash Flow Hedge [Member] | Over 6 years [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	4,432,454	2,970,811	2,787,317
Cash Flow Hedge [Member] | Over 6 years [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Mortgage Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,136,962	2,467,090
Cash Flow Hedge [Member] | Over 6 years [Member] | Loans and accounts receivable at amortised cost [Member] | Commercial Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean sovereign bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Debt Instruments At FVOCI [Member] | Chilean Central Bank Bonds [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | TimeDepositsAndOtherTimeLiabilitiesCategoryMember | Time deposits [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Cash Flow Hedge [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (variable rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,069,511
Cash Flow Hedge [Member] | Over 6 years [Member] | Issued debt instruments [Member] | Senior bonds (fixed rate) [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,069,511	503,721	300,874
Cash Flow Hedge [Member] | Over 6 years [Member] | Interbank borrowings [Member] | Interbank Loans [Member]
Disclosure of detailed information about hedges [line items]
Notional amount